BANK LOANS	12 Months Ended
Dec. 31, 2023
BANK LOANS
BANK LOANS

15.    BANK LOANS

Short-term bank loans

Short-term bank loans consisted of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2022 and 2023 were 4.09% and 3.85%, respectively.

In February 2023, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB117,000,000 for interest rate at a fixed annual interest rate of 3.85% and maturity date on March 24, 2024. As of December 31, 2023, the remaining amount was amounting to RMB116,800,000 (USD16,450,936), which would be paid in 2024. The Group collateralized such borrowing with time deposits of RMB130,000,000 with maturities of less than one year.

Long-term bank loans

In December 2021, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB152,000,000 for interest rate at a fixed annual interest rate of 5% and maturity date on February 17, 2023. The Group collateralize such borrowing with short-term investments and long-term time deposits of RMB30,000,000 and RMB130,000,000, respectively. The amount RMB152,000,000 (USD21,408,752) were repaid during 2023.

In December 2021, pursuant to the secured loan agreement with Bank of DaLian, the Group borrowed a secured RMB denominated loan of RMB200,000,000 for interest rate at a fixed annual interest rate of 5% and maturity date on December 27, 2024. The remaining amount RMB180,000,000(USD25,352,470) were all repaid during 2023.

In November 2023, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB57,000,000 for interest rate at a fixed annual interest rate of 3.50% and maturity date on November 14, 2026. The Group collateralize such borrowing with long-term time deposits of RMB63,340,000.

As of December 31, 2023, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Year ending December 31,	RMB	USD
2024	200,000	28,169
2025	200,000	28,169
2026	56,600,000	7,971,944
Total	57,000,000	8,028,282